Provisions for other liabilities and charges (Tables)	3 Months Ended
Mar. 31, 2024
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

Decommissioning and site restoration provision	March 31,	December 31,
	2024	2023
	$’000	$’000

At January 1	86,408	85,016
Decrease in provisions	(4,478)	(505)
Payments for tower and tower equipment decommissioning	(5)	(343)
Unwinding of discount	2,299	9,156
Effects of movement in exchange rates	(3,955)	(6,916)
At end of period/year	80,269	86,408

Analysis of total decommissioning and site restoration provisions:
Non‑current	80,086	86,131
Current	183	277
	80,269	86,408